Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		30 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue
Operating expenses
General and administrative	268,279	25,761	540,112	25,761	1,167,992
Exploration costs	531,811		860,512		998,908
Marketing	578,297		837,905		1,212,758
Total operating expenses	1,378,387	25,761	2,238,529	25,761	3,379,658
Net operating loss	(1,378,387)	(25,761)	(2,238,529)	(25,761)	(3,379,658)
Gain on forgiveness of debt					28,499
Interest expense		(6,408)		(12,402)	(29,299)
Revaluation of warrant liability	421,048		1,213,857		(476,140)
Net loss	$ (957,339)	$ (32,169)	$ (1,024,672)	$ (38,163)	$ (3,856,598)
Weighted average common shares outstanding - basic and diluted	29,927,190	8,978,523	29,912,437	8,978,523
Loss per common share - basic and diluted	$ (0.03)	$ 0.00	$ (0.03)	$ 0.00